Share Capital and Share Premium	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
SHARE CAPITAL AND SHARE PREMIUM
31.	SHARE CAPITAL AND SHARE PREMIUM

The details of the Group’s share capital are as follows:

	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2018	2,271,299	$227	$8,000,561
Issuance of shares	320,000	32	1,199,218
Shares outstanding as December 31, 2019	2,591,299	259	9,199,779
Issuance of shares	817,347	82	2,112,864
Shares outstanding as December 31, 2020	3,408,646	341	11,312,643

	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2020	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2018	2,271,299	$227	$8,000,561
Issue and fully paid common shares of US$0.0001 as at December 31, 2019	2,591,299	$259	$9,199,779
Issue and fully paid common shares of US$0.0001 as at December 31, 2020	3,408,646	341	$11,312,643

Preferred Stock

The Company is authorized to issue 5,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined by the Company’s board of directors. No preferred shares are currently issued or outstanding.

Common Stock

The Company is authorized to issue 150,000,000 shares of common stock with a par value of $0.0001 per share.

On March 25, 2019, the Company granted an aggregate of 305,000 registered shares of common stock pursuant to the 2018 Equity Incentive Plan to the executive officers, directors and certain employees as compensations for their services

On March 29, 2019, the board of directors approved the issuance of 15,000 shares of common stock to the Investor Relationship firm as compensation for their services.

On September 1, 2020, the Company granted, and subsequently issued, 325,000 shares to its board members and employees.

On December 21, 2020, the Company agreed to sell and issue to the Sun Lei, a total of 233,217 shares of the Company’s common stock in exchange for Sun’s payment of all Public Company Expenses for the next two years.

On December 21, 2020, the Company closed a share exchange agreement with Flower Crown Holding and its shareholders, pursuant to which the Company acquired from Flower Crown Holding’s shareholders all of the issued and outstanding capital of Flower Crown Holding in exchange for the issuance of an aggregate of 259,130 shares of the Company’s common stock to Flower Crown Holding’s shareholders.